CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parentheticals) (Common Class A [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common Class A [Member]
Share issuance, price per share (in Dollars per share)	$ 0.0001	$ 0.0001